Document And Entity Information	Oct. 24, 2019
Document Information [Line Items]
Entity Registrant Name	J.B. HUNT TRANSPORT SERVICES, INC.
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Incorporation, State or Country Code	AR
Entity File Number	0-11757
Entity Tax Identification Number	71-0335111
Entity Address, Address Line One	615 J.B. Hunt Corporate Drive
Entity Address, City or Town	Lowell
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72745
City Area Code	(479)
Local Phone Number	820-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JBHT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000728535